Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 19, 2021	Jun. 17, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net loss	$ 27,822	$ 5,028	$ 8,409	$ 3,406
Net cash used in operating activities	$ (15,280)	$ (3,647)	$ (3,838)	$ (1,119)
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net capital to fund the operations after the acquisition					$ 100,000	$ 400,000